Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Taxes [Line Items]
Disclosure Of Information At Taxation Charge Explanatory

Taxation charge/(credit)	$ million
	2017	2016	2015
Current tax
Charge in respect of current period	7,204	3,936	6,886
Adjustments in respect of prior periods	(613)	(1,205)	172
Total	6,591	2,731	7,058
Deferred tax
Relating to the origination and reversal of temporary differences, tax losses and credits	(4,102)	(2,688)	(6,833)
Relating to changes in tax rates and legislation	2,004	(200)	(526)
Adjustments in respect of prior periods	202	986	148
Total	(1,896)	(1,902)	(7,211)
Total taxation charge/(credit)	4,695	829	(153)

Disclosure Of Reconciliation Of Applicable Tax Charge Credit At Statutory Tax Rates to Taxation Charge Credit Explanatory

Reconciliation of applicable tax charge/(credit) at statutory tax rates to taxation charge/(credit)			$ million
	2017	2016	2015
Income before taxation	18,130	5,606	2,047
Less: share of profit of joint ventures and associates	(4,225)	(3,545)	(3,527)
Income/(loss) before taxation and share of profit of joint ventures and associates	13,905	2,061	(1,480)
Applicable tax charge/(credit) at statutory tax rates	4,532	(344)	930
Adjustments in respect of prior periods	(411)	(219)	320
Tax effects of:
Expenses not deductible for tax purposes	2,423	2,066	1,452
Changes in tax rates and legislation (see above)	2,004	(200)	(526)
Income not subject to tax at statutory rates	(1,852)	(1,740)	(2,597)
(Recognition)/derecognition of deferred tax assets	(957)	1,575	108
Deductible items not expensed	(584)	(516)	(418)
Taxable income not recognised	251	509	384
Other	(711)	(302)	194
Taxation charge/(credit)	4,695	829	(153)

Summary of Tax Receivables and Payables

Taxes payable	$ million
	Dec 31, 2017	Dec 31, 2016
Income taxes	4,062	4,082
Sales taxes, excise duties and similar levies	3,188	2,603
Total	7,250	6,685

Disclosure Of Deferred Tax Assets And Liabilities Explanatory

Included in other receivables at December 31, 2017 (see Note 11), was income tax receivable of $933 million (2016: $1,037 million).

Deferred tax	$ million
	Total		Decommissioning and other provisions	Losses carried forward	Property, plant and equipment	Retirement benefits	Other
At January 1, 2017
Deferred tax assets	14,425		2,944	12,179	(6,607)	3,817	2,092
Deferred tax liabilities	(15,274)		4,789	3,816	(23,846)	654	(687)
	(849)		7,733	15,995	(30,453)	4,471	1,405
Recognised in the year
Recognised in income	1,896		(1,853)	(3,221)	6,626	(622)	966
Other movements	(584)		33	(763)	964	(876)	58
Currency translation differences	321		269	553	(662)	153	8
	1,633		(1,551)	(3,431)	6,928	(1,345)	1,032
At December 31, 2017
Deferred tax assets	13,791		3,679	11,765	(7,698)	3,347	2,698
Deferred tax liabilities	(13,007)		2,503	799	(15,827)	(221)	(261)
	784		6,182	12,564	(23,525)	3,126	2,437
At January 1, 2016
Deferred tax assets	11,033		3,674	7,688	(6,651)	3,461	2,861
Deferred tax liabilities	(8,976)		5,307	3,806	(17,664)	309	(734)
	2,057		8,981	11,494	(24,315)	3,770	2,127
Recognised in the year
Additions on acquisition of BG	(5,163)	[A]	702	1,624	(7,310)	39	(218)
Recognised in income	1,902		(1,445)	3,566	144	33	(396)
Other movements	610		94	(229)	199	738	(192)
Currency translation differences	(255)		(599)	(460)	829	(109)	84
	(2,906)		(1,248)	4,501	(6,138)	701	(722)
At December 31, 2016
Deferred tax assets	14,425		2,944	12,179	(6,607)	3,817	2,092
Deferred tax liabilities	(15,274)		4,789	3,816	(23,846)	654	(687)
	(849)		7,733	15,995	(30,453)	4,471	1,405

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Parent [Member]
Disclosure Of Deferred Taxes [Line Items]
Summary Of Taxation Charge

Taxation (credit)/charge	$ million
	2017	2016
Deferred tax
Relating to the origination and reversal of temporary differences	—	24
Adjustments in respect of prior periods	(23)	2
Taxation (credit)/charge	(23)	26

Reconciliation of Applicable Tax Charge at Statutory Tax Rate to Taxation (Credit)/Charge

Reconciliation of applicable tax charge at statutory tax rate to taxation (credit)/charge	$ million
	2017	2016
Income before taxation	10,928	14,231
Applicable tax charge at the statutory tax rate of 25.0% (2016: 25.0%)	2,732	3,558
Adjustments in respect of prior periods	(23)	2
Tax effects of:
Income not subject to tax at statutory rates	(2,744)	(3,681)
Expenses not deductible for tax purposes	6	112
Other	6	35
Taxation (credit)/charge	(23)	26

Schedule of Deferred Tax Assets

Taxes payable are reported within accounts payable and accrued liabilities (see Note 5).

Deferred tax assets	$ million
	2017	2016
At January 1	352	438
Recognised in income	23	(26)
Other movements	223	(60)
At December 31	598	352